UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MAY 31,

Date of reporting period:  NOVEMBER 30, 2007




ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA INTERNATIONAL FUND - SEMIANNUAL REPORT FOR PERIOD ENDED NOVEMBER 30, 2007

[LOGO OF USAA]
   USAA(R)

                        USAA INTERNATIONAL Fund

                                            [GRAPHIC OF USAA INTERNATIONAL FUND]

                        S e m i a n n u a l  R e p o r t

--------------------------------------------------------------------------------
   NOVEMBER 30, 2007

--------------------------------------------------------------------------------
                     IRA Distribution Withholding Disclosure

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-USAA.

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.
--------------------------------------------------------------------------------

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                    2

MANAGERS' COMMENTARY                                                          4

FUND RECOGNITION                                                              7

INVESTMENT OVERVIEW                                                           8

FINANCIAL INFORMATION

    Portfolio of Investments                                                 12

    Notes to Portfolio of Investments                                        18

    Financial Statements                                                     20

    Notes to Financial Statements                                            23

EXPENSE EXAMPLE                                                              37

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2008, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                        "

                                  ...I EXPECT MARKET VOLATILITY TO CONTINUE OVER
[PHOTO OF CHRISTOPHER W. CLAUS]          THE NEAR TERM. LONG TERM, HOWEVER,
                                    I BELIEVE PATIENCE - AND QUALITY INVESTMENT
                                           MANAGEMENT - CAN WIN THE DAY.

                                                        "
                                                                   December 2007
--------------------------------------------------------------------------------

         When I wrote to you six months ago, the stock market was up. The Dow Jones Industrial Average, for example, had climbed about 9% during the first five months of the year. This strong performance prompted me to ask: "Is this as good as it gets for 2007?" And from the vantage point of December, it appears that the answer was "yes."

         During the summer, questions about subprime lending took center stage, and market volatility increased, with many days of double-digit declines and double-digit advances. Investor complacency about market risk collapsed as years of abnormally low interest rates, easy liquidity, and housing price appreciation came to an end. Meanwhile, international, emerging markets, and gold stocks continued to post strong absolute returns.

         As a result, we are moving into 2008 with more questions and concerns than we usually have at the beginning of a new year. The central issue
         - whether the slowing U.S. economy could slip into recession. And, if America's economy stumbles, will the world economy be able to maintain a reasonable rate of growth? No one knows, of course, but I believe the U.S. housing market will determine whether the U.S. economy goes into a recession.

         Until last year, the run-up in housing prices helped boost economic growth. Large numbers of people were able to take equity out of their homes to support their spending. (Consumer spending is important because it accounts for two-thirds of total economic activity.) Unfortunately, many Americans already carry too much debt and seem unlikely to receive new loans from banks, which are reluctant to lend on collateral (housing) that is declining in value. Furthermore, it could take several years to work through the current oversupply of unsold homes, keeping downward pressure on housing prices for a while.

 . . . C O N T I N U E D
========================--------------------------------------------------------

         If the consumer responds by pulling back on spending, corporations could follow suit in an effort to support earnings. The combination of decreased consumer and corporate spending could tip the economy into a mild recession.

         Given the uncertain economic picture, I expect market volatility to continue over the near term. Long term, however, I believe patience - and quality investment management - can win the day.

         o For   discerning   investors,   U.S.   large-cap   stocks  may  offer
           opportunity; they appear attractively priced.

         o Gold stocks have performed well. Because gold is negatively correlated with the U.S. dollar, these securities have benefited from the weakness of the dollar. Going forward, I see gold prices being more influenced by inflation, with an outlook on gold that is neutral to positive.

         o International and emerging markets equities, which have appreciated significantly over the past five years, could see a pullback in prices. Yet, over time, the outlook appears positive. Of particular note: the emerging markets. Besides an increasing number of exports, these economies have a burgeoning middle class that provides them with home-grown consumers. Investors with a long-term horizon and a tolerance for volatility still could find potential in these markets.

         Whatever happens in the months ahead, USAA Investment Management Company will continue working hard for you. From all of us here, thank you for your business and the opportunity to serve your investment needs.

         Sincerely,

         /S/ CHRISTOPHER W. CLAUS

         Christopher W. Claus
         President and Vice Chairman of the Board
         USAA Mutual Funds Trust

         THE DOW JONES INDUSTRIAL AVERAGE IS A PRICE-WEIGHTED AVERAGE OF 30 ACTIVELY TRADED BLUE CHIP STOCKS, PRIMARILY INDUSTRIALS.

         Foreign and precious metals and minerals investing are subject to additional risks, such as currency fluctuations, market illiquidity, and political instability.

4

 M A N A G E R S '
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF DAVID R. MANNHEIM]               [PHOTO OF MARCUS L. SMITH]
   DAVID R. MANNHEIM                          MARCUS L. SMITH
     MFS INVESTMENT MANAGEMENT                  MFS INVESTMENT MANAGEMENT

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

         For the six-month period ended November 30, 2007, the USAA International Fund had a total return of 2.11%. This compares to a return of 4.46% for the Lipper International Funds Index and 2.82% for the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI-EAFE) Index.

PLEASE DESCRIBE THE INTERNATIONAL MARKET ENVIRONMENT DURING THE REPORTING
PERIOD.

         The major event was the global credit crisis brought on by mortgage lending to subprime borrowers in the United States, which is related to the extended downturn in the American housing market. The crisis seemed to peak in late August, but peaked again in November, inciting a sharp sell-off in most global equity markets.

         Beyond the headlines, however, something larger is at work. That is, there has been a long period of coordinated global economic growth and historically high earnings growth. While earnings in emerging markets are still healthy, it is difficult to compare them with last year's. The lack of earnings growth in the United States and overseas developed markets in concert with

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

         REFER TO PAGE 9 FOR BENCHMARK DEFINITIONS.

         FOREIGN INVESTING IS SUBJECT TO ADDITIONAL RISKS, SUCH AS CURRENCY FLUCTUATIONS, MARKET ILLIQUIDITY, AND POLITICAL INSTABILITY.

 . . . C O N T I N U E D
========================--------------------------------------------------------

         the U.S. credit crisis and the economic slowdown have brought volatility back into global stock markets after a long absence.

         During the six months, developed overseas markets outperformed those in the United States but significantly lagged emerging stock markets, where earnings growth remained relatively robust.

HOW ARE YOU INVESTING IN THIS ENVIRONMENT?

         As always, we are investing one stock at a time, without regard to geography or industry sector, looking for companies with sustainable, above-average earnings growth. As such we tended to be underweight in the more cyclical areas of the MSCI-EAFE Index, which detracted from relative performance while the markets were rising but helped significantly during the sharp sell-offs in July, August, and November.

DID YOU CONTINUE TO HAVE EXPOSURE TO EMERGING MARKETS?

         Yes. We should note that emerging market stocks are not included in the MSCI-EAFE Index, so any exposure becomes overweight relative to the index. However, there are few international funds today that have no exposure to emerging markets.

         Over the past two years, we have reduced our holdings in emerging markets solely on valuation concerns, because the significant discount these stocks were trading at four or five years ago has disappeared. We continue to seek investments in emerging markets given the exceptional growth profile for many companies, but they have to meet our valuation criteria. While it doesn't count as emerging markets exposure per se, we are attracted to developed market companies whose business in emerging markets is closely linked to their ability to sustain above-average earnings growth.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

ON AN INDUSTRY SECTOR LEVEL, WHAT INVESTMENTS HAD THE BIGGEST IMPACT ON PERFORMANCE?

         Relative to the MSCI-EAFE Index, our best sector was consumer staples, where we benefited from an overweight position and strong stock selection, led by our holdings in Nestle S.A. (Switzerland) and Reckitt Benckiser plc (U.K.). Due to the credit crisis our underweight position in financial services was a significant positive performance factor, as were an overweight and good stock selection in health care.

         Sectors that detracted from index-relative performance included consumer discretionary, utilities, and information technology. Consumer discretionary holdings WPP Group plc (U.K.) and William Hill plc (U.K.) underperformed. We did not own strongly performing Vodafone (U.K.) and Telefonica (Spain) in utilities, and were hurt by not owning Nokia and owning Canon, Inc. in information technology.

WHAT'S YOUR OUTLOOK?

         We expect positive earnings growth in 2008, but not at the level we've seen since 2003. It is important to keep in mind that the past few years were unusual, with record profitability, strong coordinated global economic growth, rising cash on corporate balance sheets, and good return on equity. Now we may need to adjust our expectations to a more normalized earnings environment.

         We would expect volatility to continue as the market adjusts, especially given the uncertainty in the financials sector. We believe this environment will favor companies that can continue to deliver above-average earnings growth. At the end of the period, we continued to be most overweight in the consumer staples and health care sectors.

         We thank you, the Fund's shareholders, for your confidence and trust.

         YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 12-17.

 F U N D
========------------------------------------------------------------------------
         RECOGNITION

USAA INTERNATIONAL FUND

                             LIPPER LEADER (OVERALL)

                                      (5)

                             [LOGO OF PRESERVATION]

                                  PRESERVATION

The Fund is listed as a Lipper Leader for Preservation among 8,703 equity funds for the overall period ended November 30, 2007. The Fund received a Lipper Leader rating for Preservation among 8,703, 7,089, and 2,996 equity funds for the three-, five-, and 10-year periods, respectively. Lipper ratings for Preservation reflect funds' historical loss avoidance relative to other funds within the same asset class as of November 30, 2007. Preservation ratings are relative, rather than absolute, measures, and funds named Lipper Leaders for Preservation may still experience losses periodically; those losses may be larger for equity and mixed equity funds than for fixed-income funds.

RATINGS ARE SUBJECT TO CHANGE EVERY MONTH AND ARE BASED ON AN EQUAL-WEIGHTED AVERAGE OF PERCENTILE RANKS FOR THE PRESERVATION METRIC OVER THREE-, FIVE-, AND 10-YEAR PERIODS (IF APPLICABLE). THE HIGHEST 20% OF FUNDS IN EACH PEER GROUP ARE NAMED LIPPER LEADERS, THE NEXT 20% RECEIVE A SCORE OF 4, THE MIDDLE 20% ARE SCORED 3, THE NEXT 20% ARE SCORED 2, AND THE LOWEST 20% ARE SCORED 1.* LIPPER RATINGS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. MORE INFORMATION IS AVAILABLE AT WWW.LIPPERLEADERS.COM. LIPPER LEADER COPYRIGHT 2008, REUTERS, ALL RIGHTS RESERVED.

*EFFECTIVE NOVEMBER 7, 2007, THE LIPPER LEADERS RATING SYSTEM CHANGED THE NUMERIC ORGANIZATION OF ITS LIPPER LEADER CLASSIFICATIONS. WHILE THE FORMULAS AND UNDERLYING METHODOLOGY REMAIN THE SAME, THE HIGHEST 20% NOW ARE RATED 5, OR LIPPER LEADERS, AND THE LOWEST 20% ARE RATED 1 FOR EACH MEASURE. PREVIOUSLY, A RATING OF 5 WAS CONSIDERED THE LOWEST RATING AND 1 WAS CONSIDERED THE HIGHEST, OR A LIPPER LEADER.

8

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA INTERNATIONAL FUND (Ticker Symbol: USIFX)

OBJECTIVE
--------------------------------------------------------------------------------

         Capital appreciation.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

         Invests at least 80% of the Fund's assets in equity securities of foreign (including emerging market) companies.

-------------------------------------------------------------------------------------
                                         11/30/07                  5/31/07
-------------------------------------------------------------------------------------
Net Assets                           $1,572.9 Million          $1,505.7 Million
Net Asset Value Per Share                  $29.97                    $29.35

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/07
--------------------------------------------------------------------------------
5/31/07 TO 11/30/07*         1 YEAR          5 YEARS               10 YEARS
       2.11%                 14.12%           19.77%                 8.80%


---------------
EXPENSE RATIO**
---------------
1.20%


*TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS SIX-MONTH RETURN IS CUMULATIVE.

         THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

         **THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AS REPORTED IN THE FUND'S PROSPECTUS DATED OCTOBER 1, 2007, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THIS EXPENSE RATIO MAY DIFFER FROM THE EXPENSE RATIO DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

         TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                        CUMULATIVE PERFORMANCE COMPARISON

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                  LIPPER INTERNATIONAL           MSCI-EAFE           USAA INTERNATIONAL
                       FUNDS INDEX                 INDEX                   FUND
                  --------------------           ---------           ------------------
11/30/97               $10,000.00                10,000.00              10,000.00
12/31/97                10,078.33                10,087.22              10,078.46
01/31/98                10,322.09                10,548.55              10,078.46
02/28/98                10,977.36                11,225.40              10,738.82
03/31/98                11,573.51                11,571.05              11,404.43
04/30/98                11,751.39                11,662.64              11,671.72
05/31/98                11,774.75                11,606.03              11,498.77
06/30/98                11,671.79                11,693.89              11,241.96
07/31/98                11,850.85                11,812.45              11,187.16
08/31/98                10,146.09                10,349.02               9,293.70
09/30/98                 9,830.28                10,031.73               8,968.17
10/31/98                10,553.11                11,077.45               9,798.26
11/30/98                11,081.71                11,644.96              10,080.38
12/31/98                11,354.41                12,104.35              10,476.43
01/31/99                11,423.29                12,068.61              10,622.92
02/28/99                11,129.44                11,780.98              10,243.14
03/31/99                11,499.87                12,272.74              10,465.58
04/30/99                12,035.86                12,770.02              11,029.82
05/31/99                11,588.62                12,112.38              10,736.85
06/30/99                12,138.18                12,584.61              11,154.61
07/31/99                12,409.26                12,958.66              11,554.19
08/31/99                12,507.29                13,005.99              11,675.47
09/30/99                12,547.45                13,136.90              11,675.47
10/31/99                12,985.35                13,628.95              11,774.69
11/30/99                13,937.75                14,102.49              12,447.22
12/31/99                15,650.21                15,368.21              13,477.57
01/31/00                14,734.14                14,391.73              12,948.82
02/29/00                15,706.42                14,779.16              13,466.08
03/31/00                15,746.90                15,352.05              13,816.67
04/30/00                14,748.06                14,544.18              13,144.23
05/31/00                14,342.83                14,188.96              12,805.13
06/30/00                15,006.88                14,743.86              13,437.34
07/31/00                14,520.47                14,125.73              12,982.08
08/31/00                14,765.86                14,248.34              13,181.81
09/30/00                13,905.63                13,554.56              12,497.90
10/31/00                13,433.42                13,234.38              11,983.46
11/30/00                12,866.33                12,738.09              11,493.23
12/31/00                13,346.76                13,190.84              12,019.77
01/31/01                13,425.37                13,184.04              12,219.50
02/28/01                12,483.34                12,195.67              11,354.03
03/31/01                11,605.67                11,382.69              10,536.97
04/30/01                12,311.54                12,173.70              11,347.97
05/31/01                12,013.31                11,744.04              11,033.26
06/30/01                11,674.01                11,263.76              10,639.86
07/31/01                11,370.55                11,058.82              10,573.29
08/31/01                11,142.54                10,778.57              10,482.50
09/30/01                 9,928.50                 9,686.84               9,387.04
10/31/01                10,197.41                 9,934.95               9,635.19
11/30/01                10,578.16                10,301.17              10,016.48
12/31/01                10,766.84                10,362.38              10,267.80
01/31/02                10,332.27                 9,811.77               9,912.90
02/28/02                10,477.10                 9,880.60              10,096.47
03/31/02                11,031.30                10,463.04              10,647.19
04/30/02                11,108.69                10,484.08              10,683.90
05/31/02                11,267.52                10,616.92              10,787.92
06/30/02                10,822.76                10,194.31              10,445.26
07/31/02                 9,742.28                 9,187.93               9,386.66
08/31/02                 9,750.05                 9,167.07               9,441.73
09/30/02                 8,699.98                 8,182.59               8,738.04
10/31/02                 9,151.51                 8,622.36               9,258.16
11/30/02                 9,584.77                 9,013.69               9,429.49
12/31/02                 9,278.05                 8,710.61               9,335.86
01/31/03                 8,938.25                 8,346.96               8,940.96
02/28/03                 8,673.59                 8,155.40               8,724.99
03/31/03                 8,461.18                 7,995.17               8,644.77
04/30/03                 9,298.85                 8,778.79               9,471.61
05/31/03                 9,896.15                 9,310.72               9,959.08
06/30/03                10,129.96                 9,535.72              10,101.00
07/31/03                10,414.00                 9,766.54              10,205.89
08/31/03                10,714.49                10,002.40              10,323.13
09/30/03                10,929.50                10,310.74              10,588.46
10/31/03                11,581.11                10,953.40              11,088.27
11/30/03                11,813.73                11,196.91              11,452.32
12/31/03                12,617.69                12,071.67              12,314.24
01/31/04                12,888.84                12,242.37              12,507.04
02/29/04                13,183.53                12,524.98              12,849.10
03/31/04                13,247.78                12,595.45              12,762.03
04/30/04                12,852.93                12,310.53              12,606.55
05/31/04                12,845.63                12,351.92              12,712.28
06/30/04                13,104.42                12,622.56              12,905.08
07/31/04                12,675.26                12,212.91              12,488.38
08/31/04                12,742.69                12,266.85              12,519.48
09/30/04                13,082.05                12,587.45              12,867.76
10/31/04                13,496.84                13,016.68              13,259.58
11/30/04                14,362.66                13,905.89              13,987.24
12/31/04                14,963.95                14,515.84              14,587.29
01/31/05                14,722.04                14,249.51              14,313.57
02/28/05                15,363.48                14,865.23              14,941.13
03/31/05                14,956.43                14,491.78              14,547.23
04/30/05                14,578.05                14,151.07              14,226.78
05/31/05                14,670.09                14,157.91              14,226.78
06/30/05                14,866.92                14,345.78              14,240.13
07/31/05                15,423.45                14,785.56              14,907.74
08/31/05                15,867.53                15,159.13              15,355.04
09/30/05                16,524.84                15,834.35              15,802.34
10/31/05                16,049.10                15,371.90              15,435.16
11/30/05                16,485.21                15,747.83              15,715.55
12/31/05                17,309.19                16,480.64              16,437.14
01/31/06                18,450.74                17,492.53              17,570.97
02/28/06                18,365.94                17,453.84              17,535.76
03/31/06                19,017.69                18,029.09              18,049.86
04/30/06                19,921.62                18,890.13              18,866.79
05/31/06                19,011.21                18,156.56              18,197.75
06/30/06                18,919.19                18,155.36              18,317.48
07/31/06                19,087.52                18,335.08              18,711.86
08/31/06                19,610.88                18,839.20              19,359.76
09/30/06                19,710.96                18,868.32              19,394.98
10/31/06                20,426.29                19,602.19              19,789.35
11/30/06                21,118.16                20,187.98              20,359.79
12/31/06                21,791.09                20,821.73              20,932.70
01/31/07                21,990.16                20,962.63              21,382.36
02/28/07                21,959.18                21,131.78              21,281.57
03/31/07                22,599.21                21,670.43              21,661.46
04/30/07                23,519.23                22,632.85              22,405.74
05/31/07                24,215.01                23,029.96              22,754.61
06/30/07                24,291.80                23,058.09              22,777.87
07/31/07                23,965.08                22,718.50              22,235.17
08/31/07                23,727.18                22,363.47              22,343.71
09/30/07                25,145.88                23,559.92              23,196.53
10/31/07                26,389.12                24,485.61              23,863.27
11/30/07                25,295.73                23,680.44              23,235.28

                                   [END CHART]

         DATA FROM 11/30/97 THROUGH 11/30/07.

         The  graph  illustrates  the  comparison  of  a  $10,000   hypothetical
         investment in the USAA International Fund to the following benchmarks:

         o The unmanaged Lipper International Funds Index tracks the total return performance of the 30 largest funds within the Lipper International Funds category.

         o The Morgan Stanley Capital International Europe, Australasia and Far East (MSCI-EAFE) Index is an unmanaged index that reflects the movements of stock markets in Europe, Australasia, and the Far East by representing a broad selection of domestically listed companies within each market.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

---------------------------------------------------
                 TOP 10 INDUSTRIES
                 (% Of Net Assets)
---------------------------------------------------

Pharmaceuticals                                7.8%

Household Products                             6.3%

Diversified Banks                              6.2%

Integrated Oil & Gas                           4.7%

Packaged Foods & Meat                          4.7%

Electrical Components & Equipment              4.2%

Industrial Gases                               4.1%

Office Electronics                             4.0%

Distillers & Vintners                          3.9%

Apparel & Accessories & Luxury Goods           3.2%
---------------------------------------------------

---------------------------------------------------
               TOP 10 EQUITY HOLDINGS
                 (% Of Net Assets)
---------------------------------------------------

Nestle S.A.                                    4.7%

Roche Holdings AG                              3.8%

Kao Corp.                                      3.3%

LVMH Moet Hennessy Louis Vuitton S.A.          3.2%

Reckitt Benckiser plc                          3.0%

Schneider Electric S.A.                        2.9%

Bayer AG                                       2.8%

Canon, Inc.                                    2.8%

GlaxoSmithKline plc                            2.7%

UBS AG                                         2.5%
---------------------------------------------------

         YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 12-17.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                  ASSET ALLOCATION
                      11/30/07

                         [PIE CHART OF ASSET ALLOCATION]

France                                        20.0%
United Kingdom                                18.3%
Japan                                         18.2%
Switzerland                                   17.5%
Germany                                        9.7%
Netherlands                                    3.7%
Other*                                        20.8%

                    [END CHART]

         * INCLUDES COUNTRIES WITH LESS THAN 3% OF PORTFOLIO, MONEY MARKET INSTRUMENTS (1.0%), AND SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (8.5%).

         PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

12

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA INTERNATIONAL FUND
NOVEMBER 30, 2007 (UNAUDITED)

                                                                                       MARKET
   NUMBER                                                                               VALUE
OF SHARES      SECURITY                                                                 (000)
---------------------------------------------------------------------------------------------
               COMMON STOCKS (98.7%)

               CONSUMER DISCRETIONARY (12.5%)
               ------------------------------
               ADVERTISING (1.9%)
2,300,580      WPP Group plc                                                       $   29,041
                                                                                   ----------
               APPAREL & ACCESSORIES & LUXURY GOODS (3.2%)
  414,830      LVMH Moet Hennessy Louis Vuitton S.A.(a)                                50,334
                                                                                   ----------
               AUTOMOBILE MANUFACTURERS (2.6%)
  255,340      Bayerische Motoren Werke AG                                             15,577
  458,600      Toyota Motor Corp.                                                      25,754
                                                                                   ----------
                                                                                       41,331
                                                                                   ----------
               BROADCASTING & CABLE TV (0.5%)
  285,496      Societe Television Francaise 1                                           7,894
                                                                                   ----------
               CASINOS & GAMING (2.2%)
1,913,131      Ladbrokes plc                                                           12,114
2,130,410      William Hill plc                                                        22,666
                                                                                   ----------
                                                                                       34,780
                                                                                   ----------
               DISTRIBUTORS (0.6%)
2,514,400      Li & Fung Ltd.                                                           9,995
                                                                                   ----------
               MOVIES & ENTERTAINMENT (0.8%)
  267,730      Vivendi S.A.                                                            12,295
                                                                                   ----------
               TIRES & RUBBER (0.7%)
  577,900      Bridgestone Corp.                                                       11,000
                                                                                   ----------
               Total Consumer Discretionary                                           196,670
                                                                                   ----------
               CONSUMER STAPLES (17.8%)
               ------------------------
               BREWERS (1.9%)
  456,710      Heineken N.V.                                                           29,987
                                                                                   ----------
               DISTILLERS & VINTNERS (3.9%)
1,533,260      Diageo plc                                                              34,454
  122,448      Pernod Ricard S.A.                                                      27,112
                                                                                   ----------
                                                                                       61,566
                                                                                   ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INTERNATIONAL FUND
NOVEMBER 30, 2007 (UNAUDITED)

                                                                                       MARKET
   NUMBER                                                                               VALUE
OF SHARES      SECURITY                                                                 (000)
---------------------------------------------------------------------------------------------
               FOOD RETAIL (1.0%)
1,584,549      Tesco plc                                                           $   15,604
                                                                                   ----------
               HOUSEHOLD PRODUCTS (6.3%)
1,696,000      Kao Corp.                                                               51,285
  792,080      Reckitt Benckiser plc                                                   47,062
                                                                                   ----------
                                                                                       98,347
                                                                                   ----------
               PACKAGED FOODS & MEAT (4.7%)
  155,283      Nestle S.A.                                                             74,450
                                                                                   ----------
               Total Consumer Staples                                                 279,954
                                                                                   ----------
               ENERGY (6.1%)
               -------------
               INTEGRATED OIL & GAS (4.7%)
  350,080      BG Group plc                                                             7,327
  724,060      Royal Dutch Shell plc "A"                                               29,266
  466,436      Total S.A. ADR(a)                                                       37,744
                                                                                   ----------
                                                                                       74,337
                                                                                   ----------
               OIL & GAS EXPLORATION & PRODUCTION (1.4%)
    2,137      INPEX Holdings, Inc.                                                    21,732
                                                                                   ----------
               Total Energy                                                            96,069
                                                                                   ----------
               FINANCIALS (17.4%)
               ------------------
               ASSET MANAGEMENT & CUSTODY BANKS (1.4%)
  255,001      Julius Baer Holding Ltd. "B"                                            21,547
                                                                                   ----------
               CONSUMER FINANCE (0.6%)
  568,900      Aeon Credit Service Co. Ltd.                                             9,416
                                                                                   ----------
               DIVERSIFIED BANKS (6.2%)
1,874,950      Banca Intesa S.p.A.                                                     14,949
  621,920      Banco Bilbao Vizcaya Argentaria S.A.(a)                                 15,476
  513,960      Credit Agricole S.A.                                                    18,061
  346,540      Erste Bank der Oesterreichischen Sparkassen AG                          25,171
  635,580      HSBC Holdings plc                                                       10,846
   40,356      Komercni Banka A.S.                                                      9,156
5,085,000      PT Bank Central Asia Tbk                                                 3,853
                                                                                   ----------
                                                                                       97,512
                                                                                   ----------

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INTERNATIONAL FUND
NOVEMBER 30, 2007 (UNAUDITED)

                                                                                       MARKET
   NUMBER                                                                               VALUE
OF SHARES      SECURITY                                                                 (000)
---------------------------------------------------------------------------------------------
               DIVERSIFIED CAPITAL MARKETS (2.5%)
  790,784      UBS AG                                                              $   39,939
                                                                                   ----------
               INVESTMENT BANKING & BROKERAGE (1.5%)
1,275,200      Nomura Holdings, Inc.                                                   22,815
                                                                                   ----------
               MULTI-LINE INSURANCE (2.6%)
  190,579      Assicurazioni Generali S.p.A.                                            8,741
  793,790      AXA S.A.                                                                32,434
                                                                                   ----------
                                                                                       41,175
                                                                                   ----------
               PROPERTY & CASUALTY INSURANCE (0.4%)
  223,178      QBE Insurance Group Ltd.                                                 6,390
                                                                                   ----------
               REGIONAL BANKS (0.6%)
  863,000      Shizuoka Bank, Ltd.(a)                                                  10,198
                                                                                   ----------
               REINSURANCE (1.6%)
  337,307      Swiss Re                                                                25,003
                                                                                   ----------
               Total Financials                                                       273,995
                                                                                   ----------
               HEALTH CARE (9.7%)
               ------------------
               BIOTECHNOLOGY (0.4%)
  157,859      Actelion Ltd.*                                                           6,990
                                                                                   ----------
               HEALTH CARE EQUIPMENT (1.5%)
  181,940      Synthes, Inc.                                                           22,731
                                                                                   ----------
               PHARMACEUTICALS (7.8%)
1,595,630      GlaxoSmithKline plc                                                     42,253
  170,015      Merck KGaA                                                              22,069
  310,440      Roche Holdings AG(a)                                                    59,070
                                                                                   ----------
                                                                                      123,392
                                                                                   ----------
               Total Health Care                                                      153,113
                                                                                   ----------

               INDUSTRIALS (10.5%)
               -------------------
               AIR FREIGHT & LOGISTICS (1.8%)
  700,260      TNT N.V.                                                                28,674
                                                                                   ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INTERNATIONAL FUND
NOVEMBER 30, 2007 (UNAUDITED)

                                                                                       MARKET
   NUMBER                                                                               VALUE
OF SHARES      SECURITY                                                                 (000)
---------------------------------------------------------------------------------------------
               BUILDING PRODUCTS (1.1%)
1,228,000      Asahi Glass Co. Ltd.(a)                                             $   17,020
                                                                                   ----------
               ELECTRICAL COMPONENTS & EQUIPMENT (4.2%)
  581,212      Legrand S.A.                                                            20,356
  324,916      Schneider Electric S.A.                                                 45,338
                                                                                   ----------
                                                                                       65,694
                                                                                   ----------
               INDUSTRIAL CONGLOMERATES (1.6%)
1,107,940      Smiths Group plc                                                        24,327
                                                                                   ----------
               INDUSTRIAL MACHINERY (0.9%)
  139,700      FANUC Ltd.                                                              14,521
                                                                                   ----------
               RAILROADS (0.9%)
  283,892      Canadian National Railway Co.                                           13,922
                                                                                   ----------
               Total Industrials                                                      164,158
                                                                                   ----------
               INFORMATION TECHNOLOGY (8.8%)
               -----------------------------
               ELECTRONIC EQUIPMENT MANUFACTURERS (1.2%)
   72,400      Hirose Electric Co. Ltd.                                                 8,119
  408,300      Omron Corp.                                                             10,509
                                                                                   ----------
                                                                                       18,628
                                                                                   ----------
               HOME ENTERTAINMENT SOFTWARE (0.7%)
   16,800      Nintendo Co. Ltd.                                                       10,206
                                                                                   ----------
               IT CONSULTING & OTHER SERVICES (0.6%)
  376,630      Satyam Computer Services Ltd. ADR                                        9,853
                                                                                   ----------
               OFFICE ELECTRONICS (4.0%)
  854,900      Canon, Inc.                                                             44,701
  942,000      Ricoh Co. Ltd.                                                          17,718
                                                                                   ----------
                                                                                       62,419
                                                                                   ----------
               SEMICONDUCTORS (2.3%)
   38,730      Samsung Electronics Co. Ltd.                                            23,755
1,277,620      Taiwan Semiconductor Manufacturing Co. Ltd. ADR                         12,674
                                                                                   ----------
                                                                                       36,429
                                                                                   ----------
               Total Information Technology                                           137,535
                                                                                   ----------

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INTERNATIONAL FUND
NOVEMBER 30, 2007 (UNAUDITED)

                                                                                       MARKET
   NUMBER                                                                               VALUE
OF SHARES      SECURITY                                                                 (000)
---------------------------------------------------------------------------------------------
               MATERIALS (9.3%)
               ----------------
               DIVERSIFIED CHEMICALS (2.8%)
  537,530      Bayer AG                                                            $   44,305
                                                                                   ----------
               DIVERSIFIED METALS & MINING (0.7%)
  360,160      BHP Billiton plc                                                        11,899
                                                                                   ----------
               INDUSTRIAL GASES (4.1%)
  196,709      Air Liquide S.A.                                                        28,547
  271,830      Linde AG                                                                35,560
                                                                                   ----------
                                                                                       64,107
                                                                                   ----------
               SPECIALTY CHEMICALS (1.7%)
   27,489      Givaudan S.A.                                                           26,384
                                                                                   ----------
               Total Materials                                                        146,695
                                                                                   ----------
               TELECOMMUNICATION SERVICES (1.6%)
               ---------------------------------
               INTEGRATED TELECOMMUNICATION SERVICES (1.3%)
7,909,650      Singapore Telecommunications Ltd.                                       21,194
                                                                                   ----------
               WIRELESS TELECOMMUNICATION SERVICES (0.3%)
  197,520      MTN Group Ltd.                                                           3,994
                                                                                   ----------
               Total Telecommunication Services                                        25,188
                                                                                   ----------
               UTILITIES (5.0%)
               ----------------
               ELECTRIC UTILITIES (2.2%)
  167,890      E.ON AG                                                                 34,219
                                                                                   ----------
               GAS UTILITIES (1.7%)
  298,880      Gaz de France S.A.                                                      16,729
2,016,000      Tokyo Gas Co. Ltd.                                                      10,015
                                                                                   ----------
                                                                                       26,744
                                                                                   ----------
               MULTI-UTILITIES (1.1%)
  269,240      Suez S.A.                                                               17,914
                                                                                   ----------
               Total Utilities                                                         78,877
                                                                                   ----------
               Total Common Stocks (cost: $1,199,585)                               1,552,254
                                                                                   ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INTERNATIONAL FUND
NOVEMBER 30, 2007 (UNAUDITED)

PRINCIPAL                                                                              MARKET
   AMOUNT                                                                               VALUE
    (000)      SECURITY                                                                 (000)
---------------------------------------------------------------------------------------------
               MONEY MARKET INSTRUMENTS (1.0%)

               COMMERCIAL PAPER (1.0%)
  $15,143      Societe Generale North America, Inc., 4.55%,
                 12/03/2007 (cost: $15,139)                                        $   15,139
                                                                                   ----------

               SHORT-TERM INVESTMENTS PURCHASED WITH CASH
               COLLATERAL FROM SECURITIES LOANED (8.5%)

               COMMERCIAL PAPER (0.6%)
   10,000      Galleon Capital Corp., 5.33%, 12/06/2007(b),(c)                          9,993
                                                                                   ----------

   NUMBER
OF SHARES
---------
               MONEY MARKET FUNDS (0.0%)
  553,858      AIM Short-Term Investment Co. Liquid Assets Portfolio, 4.87%(d)            554
                                                                                   ----------

PRINCIPAL
   AMOUNT
    (000)
---------
               REPURCHASE AGREEMENTS (7.9%)
  $66,000      Credit Suisse First Boston LLC, 4.55%, acquired on 11/30/2007 and due 12/03/2007 at $66,000 (collateralized by $16,425 of
                 Freddie Mac Notes(f), 4.75%, due 10/17/2008; $42,672 of
                 Freddie Mac Discount Notes(f), 4.60%(e), due 3/17/2008;
                 $8,874 of Fannie Mae Discount Notes(f), 4.09%(e),
                 due 9/26/2008; combined market value $67,322)                         66,000
   58,000      Deutsche Bank Securities, Inc., 4.55%, acquired on 11/30/2007 and due 12/03/2007 at $58,000 (collateralized by $13,169 of
                 Freddie Mac Notes(f), 5.30%, due 5/12/2020; $25,000 of
                 Federal Farm Credit Bank Notes(f), 4.91%, due 9/22/2008;
                 $18,700 of Federal Home Loan Discount Notes(f), 4.27%(e),
                 due 12/12/2007; $1,867 of Fannie Mae Notes(f), 4.88%,
                 due 1/11/2008; combined market value $59,160)                         58,000
                                                                                   ----------
               Total Repurchase Agreements                                            124,000
                                                                                   ----------
               Total Short-Term Investments Purchased With Cash Collateral
                 From Securities Loaned (cost: $134,547)                              134,547
                                                                                   ----------

               TOTAL INVESTMENTS (COST: $1,349,271)                                $1,701,940
                                                                                   ==========

18

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA INTERNATIONAL FUND
NOVEMBER 30, 2007 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

         ADR - American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) The security or a portion thereof was out on loan as of November 30, 2007.

         (b) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Investment Management Company (the Manager) under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

         (c) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA INTERNATIONAL FUND
NOVEMBER 30, 2007 (UNAUDITED)

             security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

         (d) Rate represents the money market fund annualized seven-day yield at November 30, 2007.

         (e) Zero-coupon security. Rate represents the effective yield at the date of purchase.

         (f) Securities issued by government-sponsored enterprises (GSEs) are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

         * Non-income-producing security for the 12 months preceding November 30, 2007.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

20

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA INTERNATIONAL FUND
NOVEMBER 30, 2007 (UNAUDITED)

ASSETS
  Investments in securities, at market value (including securities
     on loan of $128,608) (identified cost of $1,349,271)                          $1,701,940
  Cash                                                                                     49
  Cash denominated in foreign currencies (identified cost of $376)                        371
  Receivables:
     Capital shares sold                                                                1,798
     Dividends and interest                                                             3,095
     Securities sold                                                                    2,630
     Other                                                                                 65
  Unrealized appreciation on foreign currency contracts held, at value                      2
                                                                                   ----------
        Total assets                                                                1,709,950
                                                                                   ----------
LIABILITIES
  Payables:
     Upon return of securities loaned                                                 134,595
     Securities purchased                                                                 221
     Capital shares redeemed                                                            1,062
  Accrued management fees                                                                 917
  Accrued transfer agent's fees                                                            45
  Other accrued expenses and payables                                                     204
                                                                                   ----------
        Total liabilities                                                             137,044
                                                                                   ----------
           Net assets applicable to capital shares outstanding                     $1,572,906
                                                                                   ==========
NET ASSETS CONSIST OF:
  Paid-in capital                                                                  $1,111,872
  Accumulated undistributed net investment income                                      23,385
  Accumulated net realized gain on investments                                         84,948
  Net unrealized appreciation of investments                                          352,669
  Net unrealized appreciation of foreign currency translations                             32
                                                                                   ----------
           Net assets applicable to capital shares outstanding                     $1,572,906
                                                                                   ==========
  Capital shares outstanding, unlimited number of shares authorized,
     no par value                                                                      52,478
                                                                                   ==========
  Net asset value, redemption price, and offering price per share                  $    29.97
                                                                                   ==========

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA INTERNATIONAL FUND
SIX-MONTH PERIOD ENDED NOVEMBER 30, 2007 (UNAUDITED)

INVESTMENT INCOME
  Dividends (net of foreign taxes withheld of $726)                                $ 17,940
  Interest                                                                              418
  Securities lending (net)                                                              437
                                                                                   --------
     Total income                                                                    18,795
                                                                                   --------
EXPENSES
  Management fees                                                                     5,524
  Administration and servicing fees                                                   1,143
  Transfer agent's fees                                                               1,487
  Custody and accounting fees                                                           306
  Postage                                                                               136
  Shareholder reporting fees                                                             44
  Trustees' fees                                                                          4
  Registration fees                                                                      42
  Professional fees                                                                      42
  Other                                                                                  13
                                                                                   --------
     Total expenses                                                                   8,741
  Expenses paid indirectly                                                               (9)
                                                                                   --------
     Net expenses                                                                     8,732
                                                                                   --------
NET INVESTMENT INCOME                                                                10,063
                                                                                   --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY

  Net realized gain on:
     Investments (net of foreign taxes withheld of $79)                              32,095
     Foreign currency transactions                                                      112
  Change in net unrealized appreciation/depreciation of:
     Investments                                                                    (10,419)
     Foreign currency translations                                                      189
                                                                                   --------
        Net realized and unrealized gain                                             21,977
                                                                                   --------
  Increase in net assets resulting from operations                                 $ 32,040
                                                                                   ========

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

22

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA INTERNATIONAL FUND
SIX-MONTH PERIOD ENDED NOVEMBER 30, 2007 (UNAUDITED),
AND YEAR ENDED MAY 31, 2007

                                                                11/30/2007          5/31/2007
                                                                -----------------------------
FROM OPERATIONS
  Net investment income                                         $   10,063         $   14,793
  Net realized gain on investments                                  32,095             86,454
  Net realized gain (loss) on foreign currency transactions            112               (246)
  Change in net unrealized appreciation/depreciation of:
     Investments                                                   (10,419)           173,584
     Foreign currency translations                                     189               (238)
                                                                -----------------------------
        Increase in net assets resulting from operations            32,040            274,347
                                                                -----------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                                  -            (25,806)
  Net realized gains                                                     -            (90,372)
                                                                -----------------------------
     Distributions to shareholders                                       -           (116,178)
                                                                -----------------------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                        185,885            434,512
  Reinvested dividends                                                   -            113,979
  Cost of shares redeemed                                         (150,698)          (202,128)
                                                                -----------------------------
     Increase in net assets from capital share transactions         35,187            346,363
                                                                -----------------------------
  Capital contribution from USAA Transfer Agency Company                 -                  6
                                                                -----------------------------
  Net increase in net assets                                        67,227            504,538

NET ASSETS
  Beginning of period                                            1,505,679          1,001,141
                                                                -----------------------------
  End of period                                                 $1,572,906         $1,505,679
                                                                =============================
Accumulated undistributed net investment income:
  End of period                                                 $   23,385         $   13,322
                                                                =============================
CHANGE IN SHARES OUTSTANDING
  Shares sold                                                        6,345             15,732
  Shares issued for dividends reinvested                                 -              4,194
  Shares redeemed                                                   (5,161)            (7,364)
                                                                -----------------------------
     Increase in shares outstanding                                  1,184             12,562
                                                                =============================

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

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           to FINANCIAL Statements

USAA INTERNATIONAL FUND
NOVEMBER 30, 2007 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this semiannual report pertains only to the USAA International Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is capital appreciation.

            A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

               1. Equity  securities,  including  exchange-traded  funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

               2. Equity securities  trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing

24

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           (continued)

USAA INTERNATIONAL FUND
NOVEMBER 30, 2007 (UNAUDITED)

                  prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Trust's Board of Trustees. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

               3. Investments in open-end investment companies, other than ETFs, are valued at their NAV at the end of each business day.

               4. Short-term securities with original or remaining maturities of
                  60 days or less may be valued at amortized cost, which approximates market value.

               5. Debt  securities  with  maturities  greater  than 60 days  are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based

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           to FINANCIAL Statements
           (continued)

USAA INTERNATIONAL FUND
NOVEMBER 30, 2007 (UNAUDITED)

                  on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

               6. Repurchase  agreements are valued at cost, which  approximates market value.

               7. Securities  for  which  market   quotations  are  not  readily
                  available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

                  Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

            B. FEDERAL  TAXES  -  The  Fund's  policy  is  to  comply  with  the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially

26

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERNATIONAL FUND
NOVEMBER 30, 2007 (UNAUDITED)

               all of its income to its shareholders. Therefore, no federal income tax provision is required.

            C. INVESTMENTS IN SECURITIES - Security  transactions  are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

            D. REPURCHASE  AGREEMENTS  - The  Fund  may  enter  into  repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises (GSEs), such as Fannie Mae and Freddie Mac, are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

            E. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERNATIONAL FUND
NOVEMBER 30, 2007 (UNAUDITED)

               in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

               1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

               2. Market value of securities,  other assets,  and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

               The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

               Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

            F. EXPENSES PAID INDIRECTLY - A portion of the brokerage commissions that the Fund pays may be recaptured as a credit that is tracked and used by the custodian to directly reduce expenses paid by the Fund. In addition, through arrangements with the Fund's

28

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERNATIONAL FUND
NOVEMBER 30, 2007 (UNAUDITED)

               custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to reduce the Fund's expenses. For the six-month period ended November 30, 2007, custodian and other bank credits reduced the Fund's expenses by $9,000. For the six-month period ended November 30, 2007, the Fund did not incur any brokerage commission recapture credits.

            G. INDEMNIFICATIONS  - Under the Trust's  organizational  documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

            H. USE OF ESTIMATES - The  preparation  of financial  statements  in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERNATIONAL FUND
NOVEMBER 30, 2007 (UNAUDITED)

         rate at which CAPCO obtains funding in the capital markets, with no markup.

         The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

         For the six-month period ended November 30, 2007, the Fund paid CAPCO facility fees of $1,000, which represents 3.8% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended November 30, 2007.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of May 31, 2008, in accordance with applicable tax law.

         Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds  from  sales/maturities  of  securities,
         excluding  short-term  securities,   for  the  six-month  period  ended
         November 30, 2007, were $272,519,000 and $214,904,000, respectively.

30

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERNATIONAL FUND
NOVEMBER 30, 2007 (UNAUDITED)

         As of November 30, 2007, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

         Gross unrealized appreciation and depreciation of investments as of November 30, 2007, were $378,290,000 and $25,621,000, respectively, resulting in net unrealized appreciation of $352,669,000.

(5) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

         The Fund, through its third-party securities-lending agent, Wachovia Global Securities Lending (Wachovia), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund and Wachovia retain 80% and 20%, respectively, of the income earned from the investment of cash received as collateral, net of any expenses associated with the lending transaction. Wachovia receives no other fees from the Fund for its services as securities-lending agent. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Wachovia Corp., parent company of Wachovia, has agreed to indemnify the Fund against any losses due to counterparty default in securities-lending transactions. For the six-month period ended November 30, 2007, the Fund received securities-lending income of $437,000, which is net of the 20% income retained by Wachovia. As of November 30, 2007, the Fund loaned securities having a fair market value of approximately $128,608,000 and received cash collateral of $134,595,000 for the loans.

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERNATIONAL FUND
NOVEMBER 30, 2007 (UNAUDITED)

         Of this amount, $134,547,000 was invested in short-term investments, as noted in the Fund's portfolio of investments, and $48,000 remained in cash.

(6) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

            A. MANAGEMENT  FEES - The  Manager  provides  investment  management services to the Fund pursuant to an Investment Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, subject to the authority of and supervision by the Trust's Board of Trustees. The Manager is authorized to select (with approval of the Trust's Board of Trustees) one or more subadvisers to manage the actual day-to-day investment of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the Trust's Board of Trustees as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval.

               The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper International Funds Index, which tracks the total return performance of the 30 largest funds in the Lipper International Funds category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average net assets for the fiscal year.

               The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the

32

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERNATIONAL FUND
NOVEMBER 30, 2007 (UNAUDITED)

               performance period. The performance period for the Fund consists of the current month plus the previous 35 months.

               The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE                   ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                     AS A % OF THE FUND'S AVERAGE NET ASSETS
--------------------------------------------------------------------------------
+/-1.00% to 4.00%                        +/- 0.04%
+/-4.01% to 7.00%                        +/- 0.05%
+/-7.01% and greater                     +/- 0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

               Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper International Funds Index over that period, even if the Fund had overall negative returns during the performance period.

               For the six-month period ended November 30, 2007, the Fund incurred total management fees, paid or payable to the Manager, of $5,524,000, which is net of a performance adjustment of $(193,000) that decreased the base management fee of 0.75% by 0.03%.

            B. SUBADVISORY  ARRANGEMENTS  - The  Manager  has  entered  into  an investment subadvisory agreement with MFS Investment Management (MFSIM), under which MFSIM directs the

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERNATIONAL FUND
NOVEMBER 30, 2007 (UNAUDITED)

               investment and reinvestment of the Fund's assets (as allocated from time to time by the Manager). The Manager (not the Fund) pays MFSIM a subadvisory fee in the annual amount of 0.29% of the portion of the Fund's average net assets that MFSIM manages. For the six-month period ended November 30, 2007, the Manager incurred subadvisory fees, paid or payable to MFSIM, of $2,218,000.

            C. ADMINISTRATION  AND SERVICING FEES - The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the six-month period ended November 30, 2007, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $1,143,000.

               In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal and tax services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of these expenses incurred by the Manager. For the six-month period ended November 30, 2007, the Fund reimbursed the Manager $13,000 for these legal and tax services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

            D. TRANSFER AGENT'S FEES - USAA Transfer Agency Company,  d/b/a USAA
               Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended November 30, 2007, the Fund incurred transfer agent's fees, paid or payable to SAS, of $1,487,000.

34

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           to FINANCIAL Statements
           (continued)

USAA INTERNATIONAL FUND
NOVEMBER 30, 2007 (UNAUDITED)

            E. UNDERWRITING   SERVICES   -  The   Manager   provides   exclusive
               underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(8) NEW ACCOUNTING PRONOUNCEMENTS
--------------------------------------------------------------------------------

            A. FASB INTERPRETATION NO. 48, "ACCOUNTING FOR UNCERTAINTY IN INCOME
               TAXES" (FIN 48) - On July 13, 2006, the Financial Accounting Standards Board (FASB) released FIN 48. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. The Manager has determined that the adoption of FIN 48 will not result in a material impact to the Fund's net assets, results of operations, or financial statement disclosures.

            B. STATEMENT ON FINANCIAL  ACCOUNTING STANDARDS NO. 157, "FAIR VALUE
               MEASUREMENTS" (FAS 157) - In September 2006, FASB issued FAS 157. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERNATIONAL FUND
NOVEMBER 30, 2007 (UNAUDITED)

               fair value, and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of November 30, 2007, the Fund does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the statement of operations for a fiscal period.

            C. STATEMENT ON FINANCIAL  ACCOUNTING  STANDARDS  NO. 159, "THE FAIR
               VALUE OPTION FOR FINANCIAL ASSETS AND FINANCIAL LIABILITIES" (FAS
               159) - In February 2007, FASB issued FAS 159. In summary, FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. FAS 159 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Manager is in the process of evaluating the impact of FAS 159 and is not yet in a position to determine whether it will avail itself of the fair value option.

36

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERNATIONAL FUND
NOVEMBER 30, 2007 (UNAUDITED)

(9) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                        SIX-MONTH
                                      PERIOD ENDED
                                       NOVEMBER 30,                       YEAR ENDED MAY 31,
                                      -----------------------------------------------------------------------------------------
                                            2007            2007            2006           2005            2004            2003
                                      -----------------------------------------------------------------------------------------
Net asset value at
   beginning of period                $    29.35      $    25.85      $    21.32       $  20.45        $  16.15        $  17.63
                                      -----------------------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income                     .19             .20             .72            .10             .15             .11
   Net realized and
      unrealized gain (loss)                 .43            6.00            5.09           2.35            4.30           (1.46)
                                      -----------------------------------------------------------------------------------------
Total from investment
   operations                                .62            6.20            5.81           2.45            4.45           (1.35)
                                      -----------------------------------------------------------------------------------------
Less distributions from:
   Net investment income                       -            (.56)           (.21)          (.14)           (.10)           (.13)
   Realized capital gains                      -           (2.14)          (1.07)         (1.44)           (.05)              -
                                      -----------------------------------------------------------------------------------------
Total distributions                            -           (2.70)          (1.28)         (1.58)           (.15)           (.13)
                                      -----------------------------------------------------------------------------------------
Net asset value at
   end of period                      $    29.97      $    29.35      $    25.85       $  21.32        $  20.45        $  16.15
                                      =========================================================================================
Total return (%)*                           2.11           24.99(c)        27.90          11.91           27.63           (7.63)
Net assets at end of
   period (000)                       $1,572,906      $1,505,679      $1,001,141       $645,908        $479,477        $347,543
Ratios to average
   net assets:
   Expenses (%)**(b)                        1.15(a)         1.20(c)         1.20           1.24            1.31            1.42
   Net investment
      income (%)**                          1.32(a)         1.21            3.29           1.02             .91             .79
Portfolio turnover (%)                        14              38              44             41              59             148

  * Assumes reinvestment of all net investment income and realized capital gain distributions during the period.
 ** For the six-month period ended November 30, 2007, average net assets were
    $1,525,330,000.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios as follows:

                                            (.01%)          (.00%)(+)       (.01%)         (.01%)          (.01%)          (.01%)
     (+) Represents less than 0.01% of average net assets.
(c)  For the year ended May 31, 2007, SAS voluntarily  reimbursed the Fund for a portion of the transfer  agency fees  incurred.  The  reimbursement  had no effect on the Fund's  total  return or ratio of  expenses  to  average  net assets.

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)

USAA INTERNATIONAL FUND
NOVEMBER 30, 2007

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of June 1, 2007, through November 30, 2007.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may

38

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)
               (continued)

USAA INTERNATIONAL FUND
NOVEMBER 30, 2007

         use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                 EXPENSES PAID
                                    BEGINNING              ENDING                DURING PERIOD*
                                  ACCOUNT VALUE         ACCOUNT VALUE            JUNE 1, 2007 -
                                  JUNE 1, 2007        NOVEMBER 30, 2007        NOVEMBER 30, 2007
                                 ----------------------------------------------------------------
Actual                              $1,000.00             $1,021.10                  $5.76

Hypothetical
   (5% return before expenses)       1,000.00              1,019.30                   5.76

         *Expenses are equal to the Fund's annualized expense ratio of 1.14%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/366 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 2.11% for the six-month period of June 1, 2007, through November 30, 2007.

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40

 N O T E S
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

                    TRUSTEES    Christopher W. Claus
                                Barbara B. Dreeben
                                Robert L. Mason, Ph.D.
                                Michael F. Reimherr
                                Richard A. Zucker

--------------------------------------------------------------------------------

              ADMINISTRATOR,    USAA Investment Management Company
         INVESTMENT ADVISER,    P.O. Box 659453
            UNDERWRITER, AND    San Antonio, Texas 78265-9825
                 DISTRIBUTOR

--------------------------------------------------------------------------------

              TRANSFER AGENT    USAA Shareholder Account Services
                                9800 Fredericksburg Road
                                San Antonio, Texas 78288

--------------------------------------------------------------------------------

               CUSTODIAN AND    State Street Bank and Trust Company
            ACCOUNTING AGENT    P.O. Box 1713
                                Boston, Massachusetts 02105

--------------------------------------------------------------------------------

                 INDEPENDENT    Ernst & Young LLP
           REGISTERED PUBLIC    100 West Houston St., Suite 1800
             ACCOUNTING FIRM    San Antonio, Texas 78205

--------------------------------------------------------------------------------

                 MUTUAL FUND    LEARN MORE NOW
          SELF-SERVICE  24/7    At  "Products  &  Services"   click
                AT  USAA.COM    "Investments" then "Mutual Funds"

                                View account balance, transactions, fund prices, or exchange/redeem fund shares. Go to "My Accounts" then "Investments"

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE TRUST'S BOARD OF TRUSTEES FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-USAA; (II) AT USAA.COM; AND
(III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30 IS AVAILABLE WITHOUT CHARGE (I) AT USAA.COM; AND
(II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q ARE AVAILABLE (I) BY CALLING (800) 531-USAA; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

                                                        [LOGO OF RECYCLED PAPER]
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                                                                           Paper

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               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

23410-0108     F                             (C)2008, USAA. All rights reserved.




ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended November 30, 2007

By:*     MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    01-24-2008
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    01-28-2008
         ------------------------------


By:*     DEBRA K. DUNN
         ----------------------------------------------
         Signature and Title:  Debra K. Dunn, Treasurer

Date:    01-24-2008
         ------------------------------


*Print the name and title of each signing officer under his or her signature.